Liabilities due to customers (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Liabilities due to customers
Structured products	$ 71,370,346	$ 21,077,444
Accrued interest	152,685	15,541
Liabilities due to customers	$ 71,523,031	$ 21,092,985